6. Trade accounts receivable (Tables)	12 Months Ended
Dec. 31, 2019
Trade Accounts Receivable [Abstract]
Schedule of trade account receivables

A portion of the accounts receivable from clients is used to secure the total amount of BNDES borrowing (Note 19).

	2019	2018
Trade accounts receivable	3,287,855	2,969,116

Gross accounts receivable	4,061,932	3,656,044

Billed services	2,076,569	1,733,229
Unbilled services	858,418	774,484
Network use (interconnection)	438,168	455,228
Sale of goods	670,573	691,312
Contractual asset (note 22)	15,142	130
Other accounts receivable	3,062	1,661

Provision for expected credit losses	(774,077)	(686,928)

Current portion	(3,184,780)	(2,838,808)
Non-current portion	103,075	130,308

Schedule of changes in the allowance for doubtful accounts

Change in provision for expected credit losses, recorded as an asset reducing account, were as follows:

	2019	2018

Opening balance	686,928	464,745

Setup of provision (note 27)	748,291	544,881
Impact of adopting IFRS 9	-	130,137
Write-off of provision	(661,142)	(452,835)

Final Balance	774,077	686,928

Schedule of aging of accounts receivable

The aging of accounts receivable is as follows:

	2019	2018

Total	4,061,932	3,656,044

Falling due	2,576,307	2,459,315
Overdue up to 30 days	328,457	308,744
Overdue up to 60 days	146,200	144,309
Overdue up to 90 days	149,852	117,759
Invoices overdue more than 90 days	861,116	625,917